Provision for employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Provision for employee benefits
Schedule of amounts recognized

(in thousands of €)	2019	2018	2017
Defined benefit obligation	€1,789	€1,277	€1,007
Fair value of plan assets	1,725	1,270	982
Deficit / surplus (−) of funded obligations	64	7	25
Net liability (asset)	€64	€7	€25

Schedule of movement in the defined benefit obligation, plan assets, net liability and asset

(in thousands of €)	2019	2018	2017
Defined benefit obligation at January 1	€1,277	€1,007	€670
Service cost	379	336	352
Interest expense	19	15	11
Contributions by plan participants	(167)	(116)	(148)
Actuarial gains (-) / losses (+)	281	35	124
Benefits paid / transfers out	—	—	(2)
Defined benefit obligation at December 31	€1,789	€1,277	€1,007

(in thousands of €)	2019	2018	2017
Fair value of plan assets at January 1	€1,270	€982	€669
Interest income	19	16	10
Administrative costs & taxes	(47)	(32)	(46)
Contributions by company & participants	475	328	423
Contributions by plan participants	(168)	(116)	(148)
Actuarial gains (+) / losses (-)	176	92	76
Benefits paid / transfers out	—	—	(2)
Fair value of plan assets at December 31	€1,725	€1,270	€982

Schedule of actuarial assumption

Actuarial assumption	2019	2018	2017
Discount rate	1.0%	1.3%	1.3%

Schedule of sensitivity analyses

Sensitivity analysis	Change in	Impact on defined‑
(in thousands of €)	assumption	benefit obligation		%
Discount rate	-0.25%	Increase by	45.5	2.54%
Discount rate	0.25%	Decrease by	(33.7)	1.88%